Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 39.81%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,344	$134,763
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,727	131,605
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		2,276	65,799
Vanguard Short-Term Treasury ETF (a)............................................................................		2,278	131,646
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $474,524)			463,813
		Notional
PURCHASED OPTIONS - 118.03% (b)(c)	Contracts	Amount

CALL OPTIONS - 98.94%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $421.03.......................................	24	$860,544	7,061
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.44..........................................	32	1,147,392	1,145,435
PUT OPTIONS - 19.09%			1,152,496

iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $111.57...................	115	1,178,175	127,516
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price
$108.17................................................................................................................	119	1,219,155	92,678
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $168.85.......................................	32	1,147,392	2,061
TOTAL PURCHASED OPTIONS (Cost $1,465,852)			222,255
			1,374,751
Total Investments (Cost $1,940,376) - 157.84%............................................................			1,838,564
Liabilities in Excess of Other Assets - (57.84)%..............................................................			(673,760)
....................................................................................TOTAL NET ASSETS - 100.00%			$1,164,804

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $463,813.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	2/10/2023	$168.85	32	$(1,147,392)	$(613,746)
PUT OPTIONS					(613,746)

iShares 20+ Year Treasury Bond ETF...............	2/10/2023	$117.44	115	(1,178,175)	(181,733)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	2/10/2023	$113.86	119	(1,219,155)	(146,768)
S&P 500® Mini Index...................................	2/10/2023	$421.03	16	(573,696)	(96,049)
TOTAL OPTIONS WRITTEN (Premiums Received $950,640)					(424,550)
					$(1,038,296)